CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 29, 2013	Dec. 30, 2012
Class B [Member]
Equity:
Common stock authorized (in shares)	120,000,000	120,000,000
Common stock issued (in shares)	6,134,093	6,905,955
Common stock outstanding (in shares)	6,134,093	6,905,955
Class A [Member]
Equity:
Common stock authorized (in shares)	170,000,000	170,000,000
Common stock issued (in shares)	44,669,851	43,750,920
Common stock outstanding (in shares)	44,669,851	43,750,920